Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of classification of provisions

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Non-Current
Asset retirement obligation	20,987	15,430	15,642
Environmental remediation	159	756	260

Total non-current	21,146	16,186	15,902

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Current
Asset retirement obligation	761	823	—
Environmental remediation	2,340	2,968	852
Contingencies	322	349	55

Total current	3,423	4,140	925

Summary of movements in provision
Movements of the period/year on the provision for asset retirement obligation:

	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
At the beginning of the period/year	16,253	15,587	15,642	13,740
Increases for business combination (Note 31)	—	11,201	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	1,723	897	233	815
Reclassification	—	—	—	73
Increase / (Decrease) from change in estimates capitalized	4,141	(11,432)	(288)	1,235
Amounts incurred due to utilization	(369)	—	—	(221)

At the end of the period/year	21,748	16,253	15,587	15,642

Movements of the period/year on the provision for environmental remediation:

	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
At the beginning of the period/year	3,724	1,002	1,112	1,691
Increases for business combinations (Note 31)	—	4,044	—	—
Increases (Note 10.2)	816	1,168	12	—
Reclassification	—	—	—	(571)
Decreases (*)	(2,041)	(2,490)	(122)	(8)

At the end of the period/ year	2,499	3,724	1,002	1,112

(*)	Includes exchange differences
Movements of the period/year on the provision for contingencies:

	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
At the beginning of the period/year	349	51	55	375
Increases for business combinations (Note 31)	—	151	—	—
Increases (Note 10.2)	422	240	2	2,566
Amounts incurred due to payments/utilization	(63)	(9)	(6)	(2,886)
Exchange differences	(386)	(84)

At the end of the period/year	322	349	51	55